Summary of Income Taxes (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations	R$ (24,632)	R$ 261,607	R$ 350,987	R$ (2,245,113)	R$ (3,379,928)
Loss from discontinued operations					(327,115)
Total income tax (expense) benefit recognized in earnings			350,987	R$ (2,245,113)	(3,707,043)
Income tax (expense) recognized in other comprehensive income			R$ 32,157		R$ (194,020)